Long-term debt (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Disclosure of borrowings [Table Text Block]
	Dec. 31, 2020	Dec. 31, 2019
Senior unsecured notes (a)	$1,139,695	$991,558
Less: Unamortized transaction costs - revolving credit facilities (b)	(4,020)	(6,303)
	$1,135,675	$985,255

Senior unsecured notes [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of detailed information about borrowings [Table Text Block]
Balance, January 1, 2019	$989,306
Change in fair value of embedded derivative (prepayment option)	1,079
Accretion of transaction costs and premiums	1,173
Balance, December 31, 2019	$991,558
Addition to Principal, net of $8,176 transaction costs	591,824
Principal repayments	(400,000)
Change in fair value of embedded derivative (prepayment option)	(47,169)
Write-down of unamortized transaction costs	2,315
Accretion of transaction costs and premiums	1,167
Balance, December 31, 2020	$1,139,695

Unamortized transaction costs - revolving credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Disclosure of detailed information about unamortized transaction costs revolving credit facilities [Table Text Block]

Balance, January 1, 2019	$8,276
Accretion of transaction costs	(2,342)
Transaction costs	369
Balance, December 31, 2019	$6,303
Accretion of transaction costs	(3,062)
Write-down of unamortized transaction costs	(1,502)
Transaction costs	2,281
Balance, December 31, 2020 [1]	$4,020
[1] Balance, representing deferred transaction costs, is in an asset position.